Stockholders' Deficit (Details)				12 Months Ended
		Jun. 17, 2024 USD ($) shares	Apr. 17, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2025 shares	Dec. 02, 2025 shares	Nov. 11, 2025 shares	Sep. 15, 2025 shares	Jul. 17, 2025 shares	Jun. 16, 2025 shares	Jun. 05, 2025 shares	Jan. 04, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 13, 2023 shares	Aug. 31, 2023 shares	Aug. 14, 2023 shares
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock, shares authorized				3,254,475,740	3,254,475,740
Common stock, voting rights				Common Stock are entitled to vote on a 1 share/1 vote basis
Common stock shares issued				956,997,116	956,997,116
Common stock shares outstanding				956,997,116	956,997,116
Preferred Stock, Shares Authorized				12,500,000	12,500,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Preferred stock outstanding				5,847,937	5,847,937
Number of warrants issuance	[1]			262,500,000		21,067,416	18,750,000	37,974,684	27,906,977	15,789,474	24,193,548	75,000,000
Fair value of warrants issuance (in Dollars) | $				$ (29,448)
Aggregate fair value (in Dollars) | $		$ 170,920	$ 35,814
Consecutive trading days				20 days
Exercise price of the warrants				300.00%
Trading day				20 days
Trading period equals or exceeds amount (in Dollars) | $				$ 500,000
Redeemed price per share (in Dollars per share) | $ / shares				$ 0.001
Closing stock price per share (in Dollars per share) | $ / shares				$ 0.01	$ 0.0056									$ 0.01
Options outstanding				184,264,323	184,264,323									163,142,084
Options to purchase common shares					21,122,239
Share-base compensation (in Dollars) | $				$ 39,170	$ 2,246,033
Fair value of stock option (in Dollars) | $				$ 84,828	$ 1,612,841
Weighted average grant date fair value for options granted (in Dollars per share) | $ / shares				$ 0.01	$ 0.01
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issuance																	946,652,602
Warrants exercise price (in Dollars per share) | $ / shares				0.033
Closing stock price per share (in Dollars per share) | $ / shares				$ 0.01	$ 0.01									$ 0.01
Oriole Warrants [Member]
Stockholders’ Deficit [Line Items]
Fair value of warrants issuance (in Dollars) | $			$ 35,814
Board of Directors Chairman [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issuance			10,454,500
Measurement Input, Expected Term [Member]
Stockholders’ Deficit [Line Items]
Warrant expected life		5 years	5 years
Measurement Input, Price Volatility [Member]
Stockholders’ Deficit [Line Items]
Fair value		76.58	77.1
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Deficit [Line Items]
Fair value		4.3	4.62
Measurement Input, Expected Dividend Rate [Member]
Stockholders’ Deficit [Line Items]
Fair value		0	0
Measurement Input, Share Price [Member]
Stockholders’ Deficit [Line Items]
Fair value		0.01	0.01
Measurement Input, Exercise Price [Member]
Stockholders’ Deficit [Line Items]
Fair value		0.0037	0.033
General and Administrative Expenses [Member]
Stockholders’ Deficit [Line Items]
Share based compensation (in Dollars) | $		$ 170,920		$ 39,170	$ 1,673,270
Research and Development Expenses [Member]
Stockholders’ Deficit [Line Items]
Share based compensation (in Dollars) | $				$ 0	$ 572,763
Equity Incentive Plan [Member]
Stockholders’ Deficit [Line Items]
Options outstanding																163,142,084
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001
Common shares issuable per share converted				100
Converted shares					461,542,570
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issuance															18,181,817
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders’ Deficit [Line Items]
Options to purchase common shares		21,122,239
Convertible Common Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares				$ 1.1
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Convertible into conversion price (in Dollars per share) | $ / shares				$ 0.011
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares					(4,615,426)
Minimum [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized													500,000,000
Maximum [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized													3,254,475,740

[1]	Amount at December 31, 2025 represents the total estimated number of warrants.